Fair Value Measurements, Gains (Losses) on Assets with Nonrecurring Fair Value Adjustment (Details) - Nonrecurring [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value Assets And Liabilities Measured On Nonrecurring Basis Increase (Decrease) [Line Items]
Total	$ (1,187)	$ (1,741)	$ (2,317)
Loans held for sale [Member]
Fair Value Assets And Liabilities Measured On Nonrecurring Basis Increase (Decrease) [Line Items]
Total	5	7	(9)
Loans [Member]
Fair Value Assets And Liabilities Measured On Nonrecurring Basis Increase (Decrease) [Line Items]
Total	(1,059)	(1,655)	(1,422)
Loans [Member] | Total Commercial [Member]
Fair Value Assets And Liabilities Measured On Nonrecurring Basis Increase (Decrease) [Line Items]
Total	(671)	(1,139)	(716)
Loans [Member] | Total Consumer [Member]
Fair Value Assets And Liabilities Measured On Nonrecurring Basis Increase (Decrease) [Line Items]
Total	(388)	(516)	(706)
Equity securities [Member]
Fair Value Assets And Liabilities Measured On Nonrecurring Basis Increase (Decrease) [Line Items]
Total	(86)	57	(718)
Other assets [Member]
Fair Value Assets And Liabilities Measured On Nonrecurring Basis Increase (Decrease) [Line Items]
Total	$ (47)	$ (150)	$ (168)